Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

		Fair Value Measurements at Reporting Date Using

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,552	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	11,014	-	-
US government or government
agency debentures	1,658	1,658	-	-
short term investments	1,339	1,339	-	-
Hedging derivatives	292	-	292	-
Fair value of embedded
currency conversion
derivatives	691	-	691	-
Total	$16,546	$15,563	$983	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$682	$-	$682	$-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,666	$1,666	$-	$-
Available-for-sale securities:
Corporate debentures	14,239	14,239	-	-
US government or government
agency debentures	2,859	2,859	-	-
Fair value of embedded
currency conversion
derivatives	797	-	797	-
Total	$19,561	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,970	$-	$1,970	$-